Calvert
International Equity Fund
June 30, 2023
Schedule of Investments (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Australia — 2.5%
CSL, Ltd.(1)	141,734	$ 26,246,133
		$ 26,246,133
Belgium — 2.0%
KBC Group NV	307,710	$ 21,478,402
		$ 21,478,402
Denmark — 2.9%
Novo Nordisk A/S, Class B	189,244	$ 30,570,419
		$ 30,570,419
France — 10.6%
LVMH Moet Hennessy Louis Vuitton SE	36,427	$34,347,464
Safran S.A.	153,148	23,999,776
Sanofi	271,938	29,275,691
Schneider Electric SE	130,771	23,758,034
		$111,380,965
Germany — 6.0%
Infineon Technologies AG	499,568	$20,573,324
Sartorius AG, PFC Shares	38,154	13,218,786
Siemens AG	174,848	29,147,315
		$62,939,425
Hong Kong — 3.0%
AIA Group, Ltd.	3,133,584	$31,826,235
		$31,826,235
India — 2.2%
HDFC Bank, Ltd.	1,086,256	$22,534,244
		$22,534,244
Japan — 14.2%
Dentsu Group, Inc.(1)	494,838	$16,273,804
Kao Corp.(1)	453,902	16,472,059
Keyence Corp.	38,828	18,449,374
Kose Corp.	156,427	15,037,230
Nihon M&A Center Holdings, Inc.	1,525,300	11,735,645
Olympus Corp.	1,286,141	20,353,628
Recruit Holdings Co., Ltd.	683,801	21,823,729
Yamaha Corp.	747,460	28,792,774
		$148,938,243
Netherlands — 4.9%
ASML Holding NV	45,508	$33,008,261
Security	Shares	Value
Netherlands (continued)
IMCD NV	126,125	$ 18,150,773
		$ 51,159,034
Singapore — 2.1%
DBS Group Holdings, Ltd.	934,131	$ 21,814,544
		$ 21,814,544
South Africa — 1.2%
Vodacom Group, Ltd.	2,010,891	$ 12,530,441
		$ 12,530,441
Spain — 8.8%
Amadeus IT Group S.A.(2)	326,249	$24,843,981
Banco Santander S.A.	6,531,756	24,181,464
Iberdrola S.A.	3,275,531	42,774,516
		$91,799,961
Sweden — 3.0%
Assa Abloy AB, Class B	735,156	$17,670,919
Indutrade AB	611,129	13,793,487
		$31,464,406
Switzerland — 9.8%
Lonza Group AG	38,493	$23,007,748
Nestle S.A.	498,361	59,948,603
Straumann Holding AG	122,127	19,858,577
		$102,814,928
Taiwan — 1.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	146,744	$14,809,404
		$14,809,404
United Kingdom — 24.8%
Abcam PLC ADR(2)	589,875	$14,434,241
Ashtead Group PLC	249,687	17,311,007
AstraZeneca PLC	268,822	38,536,763
Compass Group PLC	1,062,502	29,753,359
Halma PLC	586,167	16,966,795
HSBC Holdings PLC	4,392,504	34,779,121
InterContinental Hotels Group PLC	433,670	29,978,072
London Stock Exchange Group PLC	215,907	22,979,702
Reckitt Benckiser Group PLC	491,327	36,923,597
RELX PLC	562,979	18,781,361
		$260,444,018
Total Common Stocks (identified cost $934,396,161)		$1,042,750,802

Calvert
International Equity Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(3)(4)	$880	$ 855,043
Total High Social Impact Investments (identified cost $880,000)		$ 855,043

Preferred Stocks — 0.0%(5)

Security	Shares	Value
Venture Capital — 0.0%(5)
Bioceptive, Inc.:
Series A(2)(4)(6)	582,574	$ 0
Series B(2)(4)(6)	40,523	0
FINAE, Series D(2)(4)(6)	2,597,442	151,747
Total Preferred Stocks (identified cost $491,304)		$ 151,747

Venture Capital Limited Partnership Interests — 0.1%

Security	Value
Africa Renewable Energy Fund L.P.(2)(4)(6)	$ 888,730
Emerald Sustainability Fund I L.P.(2)(4)(6)	46,690
gNet Defta Development Holding LLC(2)(3)(4)(6)	150,301
SEAF India International Growth Fund L.P.(2)(4)(6)	0
Total Venture Capital Limited Partnership Interests (identified cost $1,986,717)	$ 1,085,721

Short-Term Investments — 3.3%

Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(7)	1,518,367	$ 1,518,367
Total Affiliated Fund (identified cost $1,518,367)		$ 1,518,367
Securities Lending Collateral — 3.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(8)	33,100,050	$ 33,100,050
Total Securities Lending Collateral (identified cost $33,100,050)		$ 33,100,050
Total Short-Term Investments (identified cost $34,618,417)		$ 34,618,417

Total Investments — 102.9% (identified cost $972,372,599)	$1,079,461,730
Other Assets, Less Liabilities — (2.9)%	$ (30,485,549)
Net Assets — 100.0%	$1,048,976,181

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2023. The aggregate market value of securities on loan at June 30, 2023 was $32,157,074 and the total market value of the collateral received by the Fund was $33,604,853, comprised of cash of $33,100,050 and U.S. government and/or agencies securities of $504,803.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated company.
(4)	Restricted security. Total market value of restricted securities amounts to $2,092,511, which represents 0.2% of the net assets of the Fund as of June 30, 2023.
(5)	Amount is less than 0.05%.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
(8)	Represents investment of cash collateral received in connection with securities lending.

Calvert
International Equity Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

At June 30, 2023, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Health Care	20.5%
Industrials	18.7
Financials	17.1
Consumer Discretionary	14.1
Consumer Staples	12.2
Information Technology	9.9
Utilities	4.1
Communication Services	2.8
Venture Capital	0.1
High Social Impact Investments	0.1
Total	99.6%
Restricted Securities
Description	Acquisition Dates	Cost
Africa Renewable Energy Fund L.P.	4/17/14-5/13/19	$997,005
Bioceptive, Inc., Series A	10/26/12-12/18/13	252,445
Bioceptive, Inc., Series B	1/7/16	16,250
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	880,000
Emerald Sustainability Fund I L.P.	7/19/01-5/17/11	393,935
FINAE, Series D	2/28/11-11/16/15	222,609
gNet Defta Development Holding LLC	8/30/05	400,000
SEAF India International Growth Fund L.P.	3/22/05-5/24/10	195,777

Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares
Affiliated Investments
At June 30, 2023, the value of the Fund's investment in Calvert Impact Capital, Inc. and in companies and funds that may be deemed to be affiliated was $2,523,711, which represents 0.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2023 were as  follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 817,309	$ —	$ —	$ —	$ 37,734	$ 855,043	$ 9,900	$ 880,000
Venture Capital Limited Partnership Interests
gNet Defta Development Holding LLC(1)	194,151	—	—	—	(43,850)	150,301	—	—

Calvert
International Equity Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(2)	$ 3,030,574	$ 263,029,386	$(264,541,593)	$ —	$ —	$1,518,367	$213,762	1,518,367
Total				$ —	$ (6,116)	$2,523,711	$223,662

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks:
Australia	$ —	$26,246,133	$ —	$26,246,133
Belgium	—	21,478,402	—	21,478,402
Denmark	—	30,570,419	—	30,570,419
France	—	111,380,965	—	111,380,965
Germany	—	62,939,425	—	62,939,425
Hong Kong	—	31,826,235	—	31,826,235
India	—	22,534,244	—	22,534,244
Japan	—	148,938,243	—	148,938,243
Netherlands	—	51,159,034	—	51,159,034
Singapore	—	21,814,544	—	21,814,544
South Africa	—	12,530,441	—	12,530,441
Spain	—	91,799,961	—	91,799,961
Sweden	—	31,464,406	—	31,464,406
Switzerland	—	102,814,928	—	102,814,928
Taiwan	14,809,404	—	—	14,809,404
United Kingdom	14,434,241	246,009,777	—	260,444,018
Total Common Stocks	$29,243,645	$1,013,507,157(2)	$ —	$1,042,750,802
High Social Impact Investments	$ —	$855,043	$ —	$855,043
Preferred Stocks - Venture Capital	—	—	151,747	151,747
Venture Capital Limited Partnership Interests	—	—	1,085,721	1,085,721
Short-Term Investments:
Affiliated Fund	1,518,367	—	—	1,518,367

Calvert
International Equity Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3(1)	Total
Securities Lending Collateral	$33,100,050	$ —	$ —	$33,100,050
Total Investments	$63,862,062	$1,014,362,200	$1,237,468	$1,079,461,730

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2023 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.